Convertible Debentures (Tables)	9 Months Ended
Aug. 31, 2020
Related Party Transactions [Abstract]
Related party transactions
	August 31,	November 30,
	2020	2019
Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
payable monthly (“2018 Debenture”)	$ 500,000	$ 473,442

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“May 2019 Debenture”)	$ 1,050,000	$ 1,050,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“November 2019 Debenture”)	$ 219,192	$ 221,371
	$ 1,769,192	$ 1,744,813

Promissory notes
	August 31,	November 30,
	2020	2019
	$	$
Promissory notes payable to two directors and officers
of the Company, unsecured, no annual interest
rate on the outstanding loan balance	162,840	159,863

	162,840	159,863